Commitments And Contingencies	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Commitments and Contingencies Disclosure [Text Block]

10.       CONTINGENCES

On January 28, 2013, we filed a lawsuit in the United States District Court for the Northern District of California against AUO and E Ink in connection with the AUO License Agreements, alleging breach of contract and other charges, and are seeking compensatory, punitive, and treble damages.   In addition to numerous material breaches by AUO of the AUO License Agreements, the Complaint alleges that AUO and E Ink conspired to obtain rights to CopyTele’sePaper® Electrophoretic Display technology, and CopyTele’s Nano Field Emission Display technology.  CopyTele alleges that such activities violated several State and Federal anti-trust and unfair competition statutes for which punitive and/or treble damages are applicable.  We can give no assurance as to the potential outcome of this litigation.

On January 28, 2013, CopyTele also initiated a patent infringement lawsuit in the United States District Court for the Northern District of California against E Ink, regarding certain patents owned by CopyTele pertaining to CopyTele’s  ePaper® Electrophoretic Display technology.  CopyTele alleges that E Ink has infringed and continues to infringe such patents in connection with the manufacture, sale, use, and importation of eReaders, and other devices with electrophoretic displays. We can give no assurance as to the potential outcome of this litigation.

Commencing in the fourth quarter of fiscal year 2012 the primary operations of the Company involved patent licensing in connection with the unauthorized use of patented technologies and patent enforcement.   In connection with any of our patent enforcement actions, it is possible that a defendant may request and/or a court may rule that we have violated statutory authority, regulatory authority, federal rules, local court rules, or governing standards relating to the substantive or procedural aspects of such enforcement actions.  In such event, a court may issue monetary sanctions against us or award attorney's fees and/or expenses to a defendant(s), which could be material.

Other than the foregoing, we are not a party to any material pending legal proceedings.  We are party to claims and complaints that arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.

7.         COMMITMENTS AND CONTINGENCIES

Leases

We lease space at our principal location for office and laboratory research facilities.  The current lease is for approximately 12,000 square feet and expires on November 30, 2014.  The lease contains base rentals of approximately $312,000 per annum and an escalation clause for increases in certain operating costs.  As of October 31, 2012, our non-cancelable operating lease commitments are approximately $313,000 for each of the years ending October 31, 2013 and 2014.  Subsequent to October 31, 2012, we have begun to vacate and return certain portions of our facilities to the landlord for possible re-letting.

Rent expense for the fiscal years ended October 31, 2012 and 2011, was approximately $305,000 and $307,000, respectively.

Litigation Matters

On January 28, 2013, we filed a lawsuit in the United States Federal District Court for the Northern District of California against AUO and E Ink in connection with the AUO License Agreements, alleging breach of contract and other charges, and are seeking compensatory, punitive, and treble damages.   In addition to numerous material breaches by AUO of the AUO License Agreements , the Complaint alleges that AUO and E Ink conspired to obtain rights to CopyTele’sePaper® Electrophoretic Display technology, and CopyTele’s Nano Field Emission Display technology.  CopyTele alleges that such activities violated several State and Federal anti-trust and unfair competition statutes for which punitive and/or treble damages are applicable.  We can give no assurance as to the potential outcome of this litigation.

On January 28, 2013, CopyTele also initiated a patent infringement lawsuit in the Federal District Court for the Northern District of California against E Ink, regarding certain patents owned by CopyTele pertaining to CopyTele’s  ePaper® Electrophoretic Display technology.  CopyTele alleges that E Ink has infringed and continues to infringe such patents in connection with the manufacture, sale, use, and importation of eReaders, and other devices with electrophoretic displays. We can give no assurance as to the potential outcome of this litigation.

Commencing in the fourth quarter of fiscal year 2012 the primary operations of the Company involved patent licensing in connection with the unauthorized use of patented technologies and patent enforcement.   In connection with any of our patent enforcement actions, it is possible that a defendant may request and/or a court may rule that we have violated statutory authority, regulatory authority, federal rules, local court rules, or governing standards relating to the substantive or procedural aspects of such enforcement actions.  In such event, a court may issue monetary sanctions against us or award attorney's fees and/or expenses to a defendant(s), which could be material.

Other than the foregoing, we are not a party to any material pending legal proceedings.  We are party to claims and complaints that arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.